United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-07309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/18

Date of Reporting Period: Quarter ended 05/31/17

Item 1.	Schedule of Investments

Federated Total Return Government Bond Fund
Portfolio of Investments
May 31, 2017 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURY—35.2%
	U.S. Treasury Bonds—13.2%
$2,250,000	2.250%, 8/15/2046	$1,966,536
9,250,000	2.500%, 2/15/2045 - 2/15/2046	8,576,849
6,500,000	2.750%, 8/15/2042	6,391,898
8,000,000	2.875%, 8/15/2045 - 11/15/2046	7,997,137
6,250,000	3.000%, 11/15/2044 - 11/15/2045	6,405,925
2,000,000	3.125%, 2/15/2043	2,101,428
18,250,000	3.625%, 8/15/2043	20,898,947
12,000,000	4.375%, 5/15/2041	15,344,083
	TOTAL	69,682,803
	U.S. Treasury Notes—22.0%
8,000,000	1.125%, 2/28/2021 - 7/31/2021	7,852,691
4,000,000	1.250%, 5/31/2019	3,997,344
35,500,000	1.375%, 2/29/2020 - 10/31/2020	35,392,486
9,000,000	1.500%, 11/30/2019	9,030,562
4,000,000	1.625%, 12/31/2019 - 11/15/2022	3,990,897
15,000,000	1.750%, 11/30/2021	15,031,055
16,000,000	1.875%, 3/31/2022	16,093,542
10,275,000	2.000%, 8/15/2025 - 11/15/2026	10,108,070
6,000,000	2.250%, 2/15/2027	6,017,741
6,000,000	2.375%, 5/15/2027	6,089,531
2,000,000	2.625%, 11/15/2020	2,071,643
750,000	2.750%, 2/15/2024	786,104
	TOTAL	116,461,666
	TOTAL U.S. TREASURY (IDENTIFIED COST $179,927,150)	186,144,469
	ADJUSTABLE RATE MORTGAGES—0.0%
	Federal Home Loan Mortgage Corporation ARM—0.0%
18,088	2.965%, 7/1/2035	18,979
76,636	3.275%, 11/1/2035	80,964
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $94,325)	99,943
	GOVERNMENT AGENCIES—15.7%
	Federal Farm Credit System—0.7%
2,000,000	5.050%, 8/1/2018	2,090,016
1,000,000	5.375%, 11/10/2020	1,124,041
249,000	5.800%, 11/10/2021	291,449
	TOTAL	3,505,506
	Federal Home Loan Bank System—4.4%
6,000,000	1.625%, 9/11/2020	6,000,266
1,000,000	2.125%, 6/10/2022	1,012,075
10,000,000	3.625%, 3/12/2021	10,705,910
4,000,000	4.125%, 12/13/2019 - 3/13/2020	4,264,332
1,500,000	4.250%, 3/9/2018	1,533,806
	TOTAL	23,516,389
	Federal Home Loan Mortgage Corporation—4.5%
23,000,000	2.375%, 1/13/2022	23,583,110

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Mortgage Corporation—continued
$70,000		6.750%, 9/15/2029	$99,646
		TOTAL	23,682,756
		Federal National Mortgage Association—4.0%
6,000,000		1.625%, 1/21/2020	6,030,467
10,000,000		1.750%, 11/26/2019	10,075,409
5,000,000	[1]	2.625%, 9/6/2024	5,166,875
		TOTAL	21,272,751
		Tennessee Valley Authority Bonds—2.1%
8,100,000		2.875%, 2/1/2027	8,332,558
2,000,000		5.250%, 9/15/2039	2,615,056
		TOTAL	10,947,614
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $80,166,144)	82,925,016
		MORTGAGE-BACKED SECURITIES—1.9%
		Federal Home Loan Mortgage Corporation—0.0%
28,150		4.500%, 11/1/2018	28,818
115,791		5.500%, 11/1/2020	121,201
1,198		6.000%, 8/1/2017	1,202
		TOTAL	151,221
		Federal National Mortgage Association—0.1%
169,327		5.000%, 10/1/2017 - 1/1/2035	181,856
189,259		5.500%, 2/1/2023 - 6/1/2025	205,949
292,806		6.000%, 2/1/2026 - 1/1/2037	332,416
		TOTAL	720,221
		Government National Mortgage Association—0.3%
554,559		4.000%, 5/15/2025	592,079
186,351		5.000%, 3/15/2023	197,436
297,182		5.500%, 2/15/2023 - 5/15/2038	326,456
75,242		6.000%, 1/20/2029 - 3/15/2032	85,790
49,427		6.500%, 10/15/2031	57,482
18,119		7.500%, 10/15/2026 - 10/15/2027	21,224
		TOTAL	1,280,467
		Government Agency—1.5%
7,960,180	[2,3]	FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	7,885,652
180,064	[2,3]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	178,463
		TOTAL	8,064,115
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $10,151,766)	10,216,024
		COMMERCIAL MORTGAGE-BACKED SECURITIES—40.2%
		Agency Commercial Mortgage-Backed Securities—40.2%
470,809		FHLMC REMIC KF02 A1, 1.363%, 7/25/2020	470,736
5,349,977		FHLMC REMIC KS02 A, 1.404%, 8/25/2023	5,349,891
8,016,351		FHLMC REMIC KJ03 A1, 1.669%, 1/25/2021	7,971,712
4,397,372		FHLMC REMIC K017 A1, 1.891%, 12/25/2020	4,407,684
2,786,444		FHLMC REMIC K714 A1, 2.075%, 12/25/2019	2,799,195
10,369,903		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	10,511,755
8,000,000		FHLMC REMIC KJ08 A2, 2.356%, 8/25/2022	8,019,618
9,507,589		FHLMC REMIC K053 A1, 2.548%, 2/25/2025	9,668,655
9,325,000		FHLMC REMIC K504 A2, 2.566%, 9/25/2020	9,513,040
9,976,423		FHLMC REMIC K052 A1, 2.598%, 1/25/2025	10,157,572

Principal Amount or Shares		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Agency Commercial Mortgage-Backed Securities—continued
$4,169,135	FHLMC REMIC K721 A1, 2.610%, 1/25/2022	$4,253,209
7,000,000	FHLMC REMIC KSMC A2, 2.615%, 1/25/2023	7,121,769
9,400,000	FHLMC REMIC K027 A2, 2.637%, 1/25/2023	9,591,360
20,085,021	FHLMC REMIC K703 A2, 2.699%, 5/25/2018	20,281,284
6,500,000	FHLMC REMIC K720 A2, 2.716%, 6/25/2022	6,685,592
12,150,000	FHLMC REMIC K054 A2, 2.745%, 1/25/2026	12,230,310
6,670,432	FHLMC REMIC K014 A1, 2.788%, 10/25/2020	6,766,114
7,863,091	FHLMC REMIC K050 A1, 2.802%, 1/25/2025	8,055,047
2,904,050	FHLMC REMIC K029 A1, 2.839%, 10/25/2022	2,977,456
1,199,707	FHLMC REMIC K011 A1, 2.917%, 8/25/2020	1,220,086
6,000,000	FHLMC REMIC K049 A2, 3.010%, 7/25/2025	6,182,071
5,000,000	FHLMC REMIC K033 A2, 3.060%, 7/25/2023	5,211,701
9,183,873	FHLMC REMIC K702 A2, 3.154%, 2/25/2018	9,262,029
1,000,000	FHLMC REMIC K031 A2, 3.300%, 4/25/2023	1,056,733
2,000,000	FHLMC REMIC K003 A4, 5.053%, 1/25/2019	2,081,317
6,818,490	FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	6,790,027
8,000,000	FNMA REMIC 2016 M2 AV2, 2.152%, 1/25/2023	7,942,550
650,000	FNMA REMIC 2012-M13 A2, 2.377%, 5/25/2022	657,810
9,000,000	FNMA REMIC 2016 M5 A2, 2.469%, 4/25/2026	8,819,735
4,000,000	FNMA REMIC 2015 M4 AV2, 2.509%, 7/25/2022	4,044,440
12,782,669	FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	12,904,989
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $214,416,546)	213,005,487
	COLLATERALIZED MORTGAGE OBLIGATIONS—5.9%
	Federal Home Loan Mortgage Corporation—0.7%
69,080	REMIC 2411 FJ, 1.339%, 12/15/2029	69,307
221,430	REMIC 2458 FB, 1.989%, 1/15/2032	225,677
32,416	REMIC 2534 FI, 1.889%, 2/15/2032	32,973
5,101	REMIC 2555 B, 4.250%, 1/15/2018	5,134
2,133,508	REMIC 2601 DA, 4.000%, 4/15/2023	2,211,895
1,292,386	REMIC 3322 FB, 1.379%, 5/15/2037	1,293,350
	TOTAL	3,838,336
	Federal National Mortgage Association—0.8%
139	REMIC 1988-16 B, 9.500%, 6/25/2018	141
339	REMIC 1989-35 G, 9.500%, 7/25/2019	356
538,702	REMIC 1999-51 F, 1.501%, 9/17/2029	541,341
5,238	REMIC 2003-16 CB, 4.000%, 2/25/2033	5,267
280,214	REMIC 2006-58 FP, 1.324%, 7/25/2036	280,329
541,032	REMIC 2006-85 PF, 1.404%, 9/25/2036	542,807
640,471	REMIC 2007-46 FA, 1.394%, 5/25/2037	640,712
761,742	REMIC 2008-17 PA, 4.500%, 10/25/2037	786,180
1,140,738	REMIC 2009-14 PB, 3.500%, 3/25/2024	1,164,824
198,337	REMIC 370 F21, 1.324%, 6/25/2036	198,021
	TOTAL	4,159,978
	Government National Mortgage Association—4.4%
22,985,989	REMIC 2013-H16 FA, 1.523%, 7/20/2063	22,982,649
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $31,000,796)	30,980,963

Principal Amount or Shares			Value
		INVESTMENT COMPANY—2.7%
14,341,167	[4]	Federated Government Obligations Fund, Premier Shares, 0.70%[5] (IDENTIFIED COST $14,341,167)	$14,341,167
		REPURCHASE AGREEMENT—1.0%
$5,300,001	[6]	Interest in $1,090,000,000 joint repurchase agreement 0.80%, dated 5/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,090,024,222 on 6/1/2017. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S Government Agency security maturing on 2/25/2044 and the market value of that underlying security was $1,122,724,949 (purchased with proceeds from securities lending collateral) (AT COST)	5,300,001
		TOTAL INVESTMENTS—102.6% (IDENTIFIED COST $535,397,895)[7]	543,013,070
		OTHER ASSETS AND LIABILITIES - NET—(2.6)%[8]	(13,819,733)
		TOTAL NET ASSETS—100%	$529,193,337
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

As of May 31, 2017, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$5,166,875	$5,300,000
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $8,064,115, which represented 1.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2017, these liquid restricted securities amounted to $8,064,115, which represented 1.5% of total net assets.
4	Affiliated holding.

Transactions involving the affiliated holding during the period ended May 31, 2017, were as follows:
	Balance of Shares Held 2/28/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2017	Value	Dividend Income
Federated Government Obligations Fund, Premier Shares	8,703,448	48,331,709	(42,693,990)	14,341,167	$14,341,167	$11,520
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At May 31, 2017, the cost of investments for federal tax purposes was $535,397,895. The net unrealized appreciation of investments for federal tax purposes was $7,615,175. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,987,090 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,371,915.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$186,144,469	$—	$186,144,469
Adjustable Rate Mortgages	—	99,943	—	99,943
Government Agencies	—	82,925,016	—	82,925,016
Mortgage-Backed Securities	—	10,216,024	—	10,216,024
Commercial Mortgage-Backed Securities	—	213,005,487	—	213,005,487
Collateralized Mortgage Obligations	—	30,980,963	—	30,980,963
Repurchase Agreement	—	5,300,001	—	5,300,001
Investment Company	14,341,167	—	—	14,341,167
TOTAL SECURITIES	$14,341,167	$528,671,903	$—	$543,013,070
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017